Consolidated Statements of Comprehensive Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Statement of Comprehensive Income [Abstract]
NET INCOME	$ 5,521	$ 5,917	$ 4,311
Unrealized gains (losses) on securities:
Unrealized holding gains (losses) during period	(3,271)	93	4,597
Reclassification adjustments for gains included in net income	(158)	(116)	(400)
Other comprehensive income (loss), before income taxes	(3,429)	(23)	4,197
Income tax expense (benefit) related to items of other comprehensive income (loss)	(1,166)	(8)	1,427
Other comprehensive income (loss)	(2,263)	(15)	2,770
COMPREHENSIVE INCOME	$ 3,258	$ 5,902	$ 7,081